Income tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current year	€ 25	€ 45	€ 41
Changes in estimates in respect to prior year	(9)	(1)	0
Total current tax expense	16	44	41
Deferred tax (benefit)/expense
Temporary differences	(137)	27	(123)
Change in recognition of deferred tax	(7)	(17)	(14)
Change in tax rates	0	1	1
Total deferred tax expense/(benefit)	(144)	11	(136)
Income tax (benefit)/expense	€ (128)	€ 55	€ (95)